Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	R (73,896)	R (61,379)	R (49,275)
Production costs	43,155	38,923	34,866
Production profit per segment report	30,741	22,456	14,409
Amortisation and depreciation of mining assets	(4,765)	(4,546)	(3,355)
Amortisation and depreciation of assets other than mining assets	(77)	(96)	(99)
Rehabilitation expenditure	(142)	(3)	(32)
Care and maintenance cost of restructured shafts	(380)	(246)	(227)
Employment termination and restructuring costs	(200)	(86)	(597)
Share-based payments	(573)	(171)	(51)
Impairment of assets	0	(2,793)	0
Toll treatment costs	(368)	(420)	(323)
Other	25	51	15
Gross profit	24,261	14,146	9,740
Corporate, administration and other expenditure	(1,647)	(1,294)	(1,044)
Exploration expenditure	(915)	(1,047)	(506)
Gains/(losses) on derivatives	(59)	453	(194)
Foreign exchange translation gain/(loss)	(107)	97	(634)
Contingent consideration remeasurement	(830)	(484)	(64)
Other operating expenses	(346)	(195)	(204)
Operating profit	20,357	11,676	7,094
Acquisition-related costs	(40)	0	(214)
Share of profits from associate	106	81	57
Impairment of investments in associate	(23)	0	0
Investment income	1,504	809	663
Finance costs	(698)	(796)	(994)
Profit before taxation	21,206	11,770	6,606
Non-current assets
Property, plant and equipment	48,269	41,348
Intangible assets	6	19
Restricted cash and investments	7,015	6,494
Investments in associates	197	165
Deferred tax assets	114	140
Other non-current assets	360	344
Derivative financial assets	236	453
Current assets
Inventories	3,825	3,603
Restricted cash and investments	46	39
Trade and other receivables	4,002	2,604
Derivative financial assets	332	558
Cash and cash equivalents	13,101	4,693	2,867	R 2,448
Total assets	77,503	60,460	57,240
Mining assets
Non-current assets
Property, plant and equipment	34,628	28,884
Undeveloped properties
Non-current assets
Property, plant and equipment	4,341	4,475
Other non-mining assets
Non-current assets
Property, plant and equipment	588	487
Mining assets under construction
Non-current assets
Property, plant and equipment	8,712	7,502
Operating segments
Disclosure of operating segments [line items]
Revenue	(70,732)	(58,270)	(47,520)
Production costs	40,523	36,390	33,541
Production profit per segment report	30,209	21,880	13,979
Reconciliation of segment information to the group income statement and group balance sheet | Silver and Uranium sales
Disclosure of operating segments [line items]
Revenue	(2,632)	(2,533)	(1,325)
Production costs	2,632	2,533	1,325
Reconciliation of segment information to the group income statement and group balance sheet | Toll treatment services
Disclosure of operating segments [line items]
Revenue	532	576	430
Reconciliation of segment information to the group income statement and group balance sheet
Disclosure of operating segments [line items]
Revenue	(3,164)	(3,109)	(1,755)
Production costs	2,632	2,533	1,325
Production profit per segment report	532	576	430
Unallocated amounts | Toll treatment services
Disclosure of operating segments [line items]
Revenue	(532)	(576)	(430)
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(6,480)	(8,310)	(4,669)
Amortisation and depreciation of mining assets	(4,765)	(4,546)	(3,355)
Amortisation and depreciation of assets other than mining assets	(77)	(96)	(99)
Rehabilitation expenditure	(142)	(3)	(32)
Care and maintenance cost of restructured shafts	(380)	(246)	(227)
Employment termination and restructuring costs	(200)	(86)	(597)
Share-based payments	(573)	(171)	(51)
Impairment of assets	0	(2,793)	0
Toll treatment costs	(368)	(420)	(323)
Other	25	51	15
Gross profit	24,261	14,146	9,740
Corporate, administration and other expenditure	(1,647)	(1,294)	(1,044)
Exploration expenditure	(915)	(1,047)	(506)
Gains/(losses) on derivatives	(59)	453	(194)
Foreign exchange translation gain/(loss)	(107)	97	(634)
Contingent consideration remeasurement	(830)	(484)	(64)
Other operating expenses	(346)	(195)	(204)
Operating profit	20,357	11,676	7,094
Acquisition-related costs	(40)	0	(214)
Share of profits from associate	106	81	57
Impairment of investments in associate	(23)	0	0
Investment income	1,504	809	663
Finance costs	(698)	(796)	(994)
Profit before taxation	21,206	11,770	6,606
Non-current assets
Property, plant and equipment	8,886	8,047	11,098
Intangible assets	6	19	33
Restricted cash and investments	7,015	6,494	6,121
Investments in associates	197	165	111
Deferred tax assets	114	140	189
Other non-current assets	360	344	332
Derivative financial assets	236	453	269
Current assets
Inventories	3,825	3,603	3,265
Restricted cash and investments	46	39	41
Trade and other receivables	4,002	2,604	2,395
Derivative financial assets	332	558	110
Cash and cash equivalents	13,101	4,693	2,867
Total assets	38,120	27,159	26,831
Unallocated amounts | Mining assets
Non-current assets
Property, plant and equipment	1,259	1,064	1,080
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment	4,341	4,475	7,384
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment	776	567	516
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment	R 2,510	R 1,941	R 2,118